Inventories, net (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories
Inventories consist of the following as of December 31, 2023 and 2022:

	2023	2022
Raw materials:
Cannabis	$30,054	$49,461
Non-Cannabis	22,064	15,113
Total raw materials	52,118	64,574

Work-in-process	72,988	102,050
Finished goods	90,807	68,158
Inventories, net	$215,913	$234,782